LOANS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Accrual Status	$ 28,876,000	$ 15,928,000	$ 15,429,000
Purchased impaired loans, carrying balance	191,626,000	264,904,000
Purchased impaired loans	213,300,000	314,500,000
Reclassification from (to) nonaccretable difference	1,075,000	23,216,000	1,470,000
Restructured Loans, Nonaccrual Status	9,300,000	12,300,000	13,800,000
Gain (loss) on sale of other real estate owned	(1,861,000)	(862,000)	(31,000)
Covered loans	113,300,000	135,700,000
FDIC Indemnification Asset, Net Write Offs	0	0	(22,417,000)
Real Estate Acquired Through Foreclosure	13,254,000	22,674,000	46,926,000	$ 41,388,000
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 1,800,000
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Real Estate Acquired Through Foreclosure	$ 1,400,000	$ 300,000	$ 27,100,000
Real estate - residential | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 100,000